Eaton Vance National Limited Maturity Municipal Income Fund

EATON VANCE NATIONAL LIMITED MATURITY MUNICIPAL INCOME FUND

Supplement to Prospectus dated August 1, 2014

The following replaces the table under “Performance” in “Fund Summaries – Eaton Vance National Limited Maturity Municipal Income Fund”:

Average Annual Total Return as of December 31, 2013	One Year	Five Years	Ten Years
Class A Return Before Taxes	-4.43%	5.52%	3.10%
Class A Return After Taxes on Distributions	-4.32%	5.52%	3.10%
Class A Return After Taxes on Distributions and the Sale of Class A Shares	-1.03%	5.19%	3.25%
Class B Return Before Taxes	-5.79%	5.22%	2.57%
Class C Return Before Taxes	-3.95%	5.21%	2.57%
Class I Return Before Taxes	-2.08%	6.10%	3.39%
Barclays Capital 7-Year Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	-0.97%	5.05%	4.37%

February 13, 2015	17668 2.13.15

Average Annual Total Returns Eaton Vance National Limited Maturity Municipal Income Fund	1 Year	5 Years	10 Years
Class A	(4.43%)	5.52%	3.10%
Class A After Taxes on Distributions	(4.32%)	5.52%	3.10%
Class A After Taxes on Distributions and Sales	(1.03%)	5.19%	3.25%
Class B	(5.79%)	5.22%	2.57%
Class C	(3.95%)	5.21%	2.57%
Class I	(2.08%)	6.10%	3.39%
Barclays Capital 7-Year Municipal Bond Index	(0.97%)	5.05%	4.37%